Related Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Schedule of Future Minimum Payments	Future minimum payments per the agreement are:
2018	$315,000
2019	350,000
Total	$665,000
Future minimum payments per the agreement are:
2018	$470,000
2019	350,000
Total	$820,000